Taxation (U.S. Corporate Income Tax) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Thereafter tax years [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate				21.00%
Prior tax years [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate					35.00%